Payments, Details - 12 months ended Mar. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 15,455,087	Taxes	CHINA	snj:CN-HA	Government of Henan Province	Ying Mining District
#: 2
	19,248,883	Royalties	CHINA	snj:CN-HA	Government of Henan Province	Ying Mining District
#: 3
	2,591,155	Fees	CHINA	snj:CN-HA	Government of Henan Province	Ying Mining District
#: 4
	276,563	Taxes	CHINA	snj:CN-GD	Government of Guangdong Province	GC
#: 5
	871,521	Royalties	CHINA	snj:CN-GD	Government of Guangdong Province	GC
#: 6
	652,401	Fees	CHINA	snj:CN-GD	Government of Guangdong Province	GC
#: 7
	349,271	Fees	ECUADOR		Government of Ecuador	El Domo
#: 8
	241,009	Fees	ECUADOR		Government of Ecuador	Condor
#: 9
	$ 413,802	Fees	ECUADOR		Government of Ecuador	Other